Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 98,046,153	¥ 97,714,938
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net	(266,624)	(261,330)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	99,112,785	98,825,555
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(800,008)	(849,287)	¥ (857,948)	¥ (706,405)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	94,386,082	94,155,246
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(159,889)	(170,156)	(176,869)	(203,286)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	3,640,141	3,498,733
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(241,382)	(255,909)	(302,363)	(147,382)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	1,086,562	1,171,576
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (398,737)	¥ (423,222)	¥ (378,716)	¥ (355,737)